Income Taxes (Tax Pools) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	$ 9,868.0	$ 10,002.1
Operating loss carryforward	1,990.0	2,220.0
Operating loss carryforwards that will expire in the years 2026 through 2039	2,220.0	2,300.0
Operating loss carryforwards that will expire in the years 2029 through 2037	1,530.0
Operating loss carryforwards that will not expire	696.6
Unrealized losses	861.0	1,210.0
Other temporary differences	69.0	69.0
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	1,720.0	2,220.0
Tax pools of acquired entity disallowed				$ 149.3
Investment tax credit of acquired entity disallowed			$ 12.6
Deferred income tax expense recognized from removing tax pools	37.5
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	7,012.5	6,981.1
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	$ 2,855.5	$ 3,021.0